Income Taxes (Narrative) (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)	Dec. 31, 2014	Dec. 31, 2012 USD ($)	Dec. 31, 2009 USD ($)
Tax effect	$ 0	$ 810,000	$ (3,193,000)
Number of consecutive quarters of pretax income | item		7
Proceeds from sale of common stock					$ 22,500,000
Net operating loss carry forwards		$ 23,059,000
Alternative minimum tax credit carryforwards		50,000	$ 105,000
Carryforwards utilize limit before the stock offering closed		163,000
Unutilized operating loss carryforwards that will expire		20,520,000
Reduced deferred tax assets and valuation allowance		6,977,000
Deferred tax liability to be recorded		$ 765,000
Federal income tax rate		34.00%	34.00%	34.00%
Additional bad debt deductions provided by Federal income tax laws		$ 2,250,000
Deferred tax asset		2,627,000	$ 3,254,000
Deferred tax asset						$ 0
Unrecognized tax benefits		$ 0	$ 0
Minimum [Member]
Net operating loss carryforwards expiration year		2024
Maximum [Member]
Net operating loss carryforwards expiration year		2033